Average Annual Total Returns{- Fidelity® SAI Small-Mid Cap 500 Index Fund} - 07.31 Fidelity SAI Small-Mid Cap 500 Index Fund PRO-09 - Fidelity® SAI Small-Mid Cap 500 Index Fund	Fidelity SAI Small-Mid Cap 500 Index Fund-Default Return Before Taxes Past 1 year	Fidelity SAI Small-Mid Cap 500 Index Fund-Default Return Before Taxes Past 5 years	Fidelity SAI Small-Mid Cap 500 Index Fund-Default Return Before Taxes Since Inception		Fidelity SAI Small-Mid Cap 500 Index Fund-Default After Taxes on Distributions Past 1 year	Fidelity SAI Small-Mid Cap 500 Index Fund-Default After Taxes on Distributions Past 5 years	Fidelity SAI Small-Mid Cap 500 Index Fund-Default After Taxes on Distributions Since Inception		Fidelity SAI Small-Mid Cap 500 Index Fund-Default After Taxes on Distributions and Sales Past 1 year	Fidelity SAI Small-Mid Cap 500 Index Fund-Default After Taxes on Distributions and Sales Past 5 years	Fidelity SAI Small-Mid Cap 500 Index Fund-Default After Taxes on Distributions and Sales Since Inception		IX280 Past 1 year	IX280 Past 5 years	IX280 Since Inception
Total	19.77%	13.83%	11.41%	[1]	17.14%	12.43%	10.10%	[1]	12.52%	10.65%	8.70%	[1]	19.84%	13.90%	11.49%	[1]

[1]	(a)From August 12, 2015